Income Taxes (Details) - Schedule of deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 150,508
Net operating loss carryforwards	20,116
Total deferred tax assets	170,624
Valuation allowance	(170,624)
Deferred tax asset, net of allowance